Intangible Assets (Future Amortization) (Details) $ in Millions	12 Months Ended
Dec. 28, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 73
2025	64
2026	60
2027	59
2028	$ 58
Finite-Lived Intangible Assets, Expected Amortization	5 years